DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of Significant Observable Inputs used in Fair Value Measurement of Liabilities
Quantitative information about fair value measurements (Level 2) using significant observable inputs other than quoted prices included in Level 1 is as follows:

Due to Affiliate	December 31, 2023	December 31, 2022
Risk-free rate (1)	4.53%	4.46%
Implied volatility (2)	28.98%	36.53%
Dividend yield (3)	2.55%	3.01%
(1) Risk-free rates were from the U.S. dollar swap curves matching the expected maturity of the Due to Affiliate.
(2) Implied volatility was computed from the trading volatility of the Company's stock over a comparable term to maturity, which are estimates based on traded options expiring in the future, and adjusted by the volatility of USD/CAD exchange rates and correlation between USD/CAD exchange rate and the Company's shares.
(3) Dividend yields were from the forecast dividend yields matching the expected maturity of the Due to Affiliate.

Disclosure of Derivatives at Fair Value Through Profit or Loss
The values attributed to the derivative financial instruments are shown below:

	Exchange/prepayment options	Interest rate caps(1)	Total
(in thousands of U.S. dollars)

For the year ended December 31, 2023
Derivative financial (liabilities) assets, beginning of year	$(51,158)	$10,358	$(40,800)
Addition of interest rate caps	—	14,477	14,477
Fair value loss	(2,630)	(17,455)	(20,085)
Derivative financial instruments - end of year	$(53,788)	$7,380	$(46,408)

For the year ended December 31, 2022
Derivative financial (liabilities) assets, beginning of year	$(230,305)	$363	$(229,942)
Derivative financial instruments exchanged into common shares of the Company	3,299	—	3,299
Addition of interest rate caps	—	1,034	1,034
Fair value gain	175,848	8,961	184,809
Derivative financial instruments - end of year	$(51,158)	$10,358	$(40,800)
(1) For the year ended December 31, 2023, the Company received proceeds of $17,661 related to in-the-money interest rate caps. These proceeds were recognized as realized gain on derivative financial instruments in the consolidated statements of comprehensive income.